SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) MW	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 406	$ 396	$ 298	$ 355	$ 406	$ 304
Property, plant and equipment		34,248		36,097
Total assets		38,805		39,473
Total borrowings		12,908		12,822
Other liabilities		14,453		14,926
Additions to property, plant and equipment	$ 420	457
192 MW Hydro Portfolio
Disclosure of operating segments [line items]
Hydro power capacity (in MW) | MW	192
Adjustment	$ 185
192 MW Hydro Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of operating segments [line items]
Adjustment	247
Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents		129		134
Property, plant and equipment		15,753		16,495
Total assets		17,791		17,826
Total borrowings		5,447		5,523
Other liabilities		10,784		11,125
Additions to property, plant and equipment	247	162
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents		(3)		(3)
Property, plant and equipment		(523)		(517)
Total assets		(170)		(173)
Total borrowings		(162)		(164)
Other liabilities		(8)		(10)
Additions to property, plant and equipment	(5)	(5)
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents		270		224
Property, plant and equipment		19,018		20,119
Total assets		21,184		21,820
Total borrowings		7,623		7,463
Other liabilities		3,677		3,811
Additions to property, plant and equipment	178	300
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment		22,166		22,846
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents		51		32
Property, plant and equipment		11,377		11,542
Total assets		12,628		12,414
Total borrowings		2,769		2,690
Other liabilities		3,142		2,844
Additions to property, plant and equipment	233	92
Wind
Disclosure of operating segments [line items]
Property, plant and equipment		5,180		6,316
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents		30		42
Property, plant and equipment		1,537		2,093
Total assets		2,111		2,329
Total borrowings		866		1,043
Other liabilities		575		396
Additions to property, plant and equipment	0	25
Solar
Disclosure of operating segments [line items]
Property, plant and equipment		6,741		6,786
Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents		34		39
Property, plant and equipment		1,699		1,709
Total assets		1,850		1,867
Total borrowings		1,305		1,302
Other liabilities		220		200
Additions to property, plant and equipment	8	41
Energy transition | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents		14		21
Property, plant and equipment		1,140		1,151
Total assets		1,190		1,207
Total borrowings		507		488
Other liabilities		85		108
Additions to property, plant and equipment	6	4
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents		0		0
Property, plant and equipment		0		0
Total assets		12		9
Total borrowings		0		0
Other liabilities		6,762		$ 7,577
Additions to property, plant and equipment	$ 0	$ 0